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                                   SUPPLEMENT
                              DATED JULY 31, 2007
                 TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE
                         THE HARTFORD MUTUAL FUNDS, INC.
                       THE HARTFORD MUTUAL FUNDS II, INC.
                           HARTFORD SERIES FUND, INC.
                        HARTFORD HLS SERIES FUND II, INC.
                       (COLLECTIVELY, THE "PROSPECTUSES")

Effective immediately, the Prospectuses are supplemented as follows:

     LITIGATION AND REGULATORY ACTIONS

     On July 23, 2007, The Hartford Financial Services Group, Inc. (the "Company") entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigation by the New York Attorney General's Office of aspects of the Company's variable annuity and mutual fund operations related to market timing; and (ii) investigations by the above referenced Attorneys General previously disclosed by the Company but unrelated to the Funds including the Company's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, compensation arrangements in connection with the administration of workers compensation plans and reporting of workers compensation premium, participation in finite reinsurance transactions, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products.

     Under the terms of the Agreement, the Company agreed to certain conduct remedies and will pay $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty. With respect to the $84 million in restitution for market timing, this amount will be paid into a fund to compensate certain variable-annuity contract holders of the Company for harm the New York Attorney General found to have resulted from the market-timing activities of variable-annuity contract holders from 1998 through 2003.

     In addition, the Securities and Exchange Commission staff has informed the Company that, in light of the Agreement, it has concluded its previously disclosed investigation into matters related to market timing without recommending any enforcement action.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

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                      SUPPLEMENT DATED JULY 31, 2007 TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                            CLASS I SHARES PROSPECTUS
           CLASS R3, CLASS R4, CLASS R5 AND CLASS Y SHARES PROSPECTUS
                            EACH DATED MARCH 1, 2007
                       FOR THE HARTFORD MUTUAL FUNDS, INC.
                 WITH RESPECT TO EACH OF THE FUNDS LISTED BELOW:

THE HARTFORD EQUITY GROWTH ALLOCATION FUND
(FORMERLY THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND)
THE HARTFORD GROWTH ALLOCATION FUND
THE HARTFORD BALANCED ALLOCATION FUND
THE HARTFORD CONSERVATIVE ALLOCATION FUND
THE HARTFORD INCOME ALLOCATION FUND

At Special Meetings of Shareholders held on June 26, 2007 with respect to The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund and The Hartford Income Allocation Fund, and on July 24, 2007 with respect to The Hartford Equity Growth Allocation Fund and The Hartford Growth Allocation Fund (collectively, the "Funds"), shareholders of the Funds approved a sub-advisory agreement (the "Agreement") between Hartford Investment Financial Services, LLC ("HIFSCO"), the Funds' investment adviser, and Hartford Investment Management Company ("Hartford Investment Management"), pursuant to which Hartford Investment Management will serve as the sole sub-adviser to each Fund and manage each Fund's assets.

It is expected that the Agreement between HIFSCO and Hartford Investment Management on behalf of the Funds will take effect on or about August 1, 2007.

Effective on or about August 1, 2007, the Prospectuses are revised to delete the word "HIFSCO" and replace it with "Hartford Investment Management" in the Principal Investment Strategy section for each Fund.

Effective on or about August 1, 2007, the Prospectuses are revised to add each of the Funds to the second paragraph in the section entitled "The Investment Sub-Advisers" to reflect Hartford Investment Management as each Fund's sub-adviser.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

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                      SUPPLEMENT DATED JULY 31, 2007 TO THE
        AMENDED AND RESTATED COMBINED STATEMENT OF ADDITIONAL INFORMATION
                          FOR THE HARTFORD MUTUAL FUNDS
    CLASS A, CLASS B, CLASS C, CLASS I, CLASS L, CLASS R3, CLASS R4, CLASS R5
                           AND CLASS Y SHARES FOR THE
                 WITH RESPECT TO EACH OF THE FUNDS LISTED BELOW:

THE HARTFORD EQUITY GROWTH ALLOCATION FUND
(FORMERLY THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND)
THE HARTFORD GROWTH ALLOCATION FUND
THE HARTFORD BALANCED ALLOCATION FUND
THE HARTFORD CONSERVATIVE ALLOCATION FUND
THE HARTFORD INCOME ALLOCATION FUND

At Special Meetings of Shareholders held on June 26, 2007 with respect to The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund and The Hartford Income Allocation Fund, and on July 24, 2007 with respect to The Hartford Equity Growth Allocation Fund and The Hartford Growth Allocation Fund (collectively, the "Asset Allocation Funds"), shareholders of the Asset Allocation Funds approved a sub-advisory agreement (the "Agreement") between Hartford Investment Financial Services, LLC ("HIFSCO"), the Asset Allocation Funds' investment adviser, and Hartford Investment Management Company ("Hartford Investment Management"), pursuant to which Hartford Investment Management will serve as the sole sub-adviser to each Asset Allocation Fund and manage each Asset Allocation Fund's assets.

It is expected that the Agreement between HIFSCO and Hartford Investment Management on behalf of the Asset Allocation Funds will take effect on or about August 1, 2007.

Effective on or about August 1, 2007:

The SAI is revised to delete the word "HIFSCO" and replace it with "Hartford Investment Management" in the "Investment of the Funds of Funds" and the "Investment Management Arrangements" sections regarding the discussions pertaining to the Asset Allocation Funds.

The SAI is revised to add each of the Asset Allocation Funds to the third paragraph in the section entitled "Sub-Advisory/Investment Services Fees" to reflect Hartford Investment Management as each Asset Allocation Fund's sub-adviser and that the annual rate of the sub-advisory/investment services fee rates for the Asset Allocation Funds will be at cost.

The SAI is revised to delete the following paragraph from the section entitled, "Compensation of Hartford Investment Management Portfolio Managers:"

     The Equity Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund and Income Allocation Fund are managed by HIFSCO. While the portfolio managers for such funds of funds are employees of HIFSCO as well as Hartford Investment Management, they are compensated by Hartford Investment Management only. As such, their compensation is calculated as described above.

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The SAI is revised to delete the reference, "** Funds of funds managed by
HIFSCO" in the "Compensation of Hartford Investment Management Portfolio Managers" section regarding the benchmarks by which each Asset Allocation Fund's performance is measured for compensation purposes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE.